Consideration Payable (Tables)	6 Months Ended
Jun. 30, 2024
Consideration Payable [Abstract]
Schedule of Consideration Payable	The Company has accounted for a discount, using a market interest rate of 11.75%, on the consideration payable to reflect the imputed interest on future installments, totaling $138,548.
Consideration payable
Outstanding, December 31, 2023	$-
Additions	861,452
Payment	(50,000)
Accretion expense	42,312
Outstanding, June 30, 2024	$853,764

Consideration payable – current	348,403
Consideration payable – non-current	$505,361